Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax
Schedule of the current and deferred portions of income tax expense included in the consolidated statements of comprehensive income

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income are as follows:

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

(Loss) income before income tax expenses
PRC entities	(117,953)	(170,994)	(55,908)
Non-PRC entities	23,211	184,651	(21,681)
Total	(94,742)	13,657	(77,589)

Current income tax benefit (expenses)
PRC entities	4,655	(6,278)	(15,026)
Non-PRC entities	(4,276)	(8,931)	(20,524)
Total	379	(15,209)	(35,550)

Deferred income tax benefit (expenses)
PRC entities	4,843	(6,376)	1,013
Non-PRC entities	14,876	(6,240)	8,792
Total	19,719	(12,616)	9,805

Income tax benefit (expenses)
PRC entities	9,498	(12,654)	(14,013)
Non-PRC entities	10,600	(15,171)	(11,732)
Total	20,098	(27,825)	(25,745)

Schedule of the reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	For the year ended December 31,
	2019	2020	2021

Singapore statutory income tax rate (*)	17.0%	17.0%	17.0%
Effect of tax holiday and preferential tax benefit	30.6%	(163.2)%	20.9%
Effect of different tax rates available to different jurisdictions (i)	24.0%	(60.1)%	47.6%
Permanent differences (ii)	(0.5)%	151.9%	(66.3)%
Change in valuation allowance	(68.6)%	484.7%	(95.2)%
Effect of Super Deduction available to the Group	18.7%	(226.6)%	42.8%
Effective income tax rate	21.2%	203.7%	(33.2)%

*: As a majority of the Group’s businesses is subject to Singapore corporate tax rate, the reconciliation of tax expenses begins at Singapore statutory income tax rate.

23.   Income tax (continued)

Composition of income tax expense (continued)

(10)	The effect of different tax rates available to different jurisdictions was mainly due to the re-measurement gain of the previously held equity interest in Bigo on the acquisition date incurred by Duowan BVI whose applicable tax rate is zero for the year ended December 31, 2019.
(11)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of the tax effects of temporary differences that give rise to the deferred tax asset balances

	December 31,
	2020	2021
	US$	US$

Deferred tax assets:
Tax loss carried forward	123,884	176,009
Allowance for expected credit loss of receivable, accrued expense and others not currently deductible for tax purposes	35,969	33,341
Deferred revenue	4,576	5,346
Impairment of investment	3,607	7,632
Others	1,177	—
Valuation allowance (i)	(150,252)	(213,688)

Amounts offset by deferred tax liabilities	(18,961)	(8,640)

Total deferred tax assets, net	—	—

Deferred tax liabilities:
Related to the fair value changes of investments	23,118	9,061
Related to acquired intangible assets	36,767	34,013
Others	1,498	1,780

Amounts offset by deferred tax assets	(18,961)	(8,640)

Total deferred tax liabilities, net	42,422	36,214
(i)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Summary of valuation allowance

Movement of valuation allowance

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Balance at beginning of the year	(24,980)	(87,106)	(150,252)
Additions	(78,269)	(96,629)	(119,999)
Reversals	16,143	33,483	56,563
Balance at end of the year	(87,106)	(150,252)	(213,688)